Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Summary of Inventories	Inventories consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Raw materials	3,106,711	4,225,936
Finished goods	3,549,997	3,456,116
Inventories	6,656,708	7,682,052